Debt - Summary of Long-Term Debt (Detail) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2020	Sep. 30, 2019
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		May 05, 2024
Debt instrument, description of variable rate basis		LIBOR + 3.75%
Debt instrument, basis spread on variable rate		3.75%
Debt instrument rate		4.75%	5.93%
Debt instrument unamortized discount		$ 507	$ 1,105
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Oct. 01, 2021	Oct. 01, 2021
Debt instrument fixed interest rate	8.00%	8.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument maturity date		Mar. 09, 2022
Debt instrument, description of variable rate basis		LIBOR + 2.00%
Debt instrument, basis spread on variable rate		2.00%